Intangible Assets - Schedule of Finite Life Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	$ 338,335	$ 37,046
Amortization	(33,900)
Impairment	7,100	191,000
Impact of foreign exchange	(96,177)
Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values
Orbital slots [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	310,995
Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	19,278	26,176
Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values		1,692
Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values
Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	7,943	8,817
Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	119	358
Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values		3
Gross carrying amount [member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	230,558	474,410
Cost at ending of year	828,833	230,558
Additions		52
Disposals	(13,327)	(240,382)
Transfer from indefinite life	611,173
Impact of foreign exchange	429	(3,522)
Gross carrying amount [member] | Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year		223,664
Cost at ending of year
Additions
Disposals		(223,664)
Transfer from indefinite life
Impact of foreign exchange
Gross carrying amount [member] | Orbital slots [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year
Cost at ending of year	610,183
Additions
Disposals
Transfer from indefinite life	611,173
Impact of foreign exchange	(990)
Gross carrying amount [member] | Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	194,910	194,659
Cost at ending of year	194,765	194,910
Additions
Disposals
Transfer from indefinite life
Impact of foreign exchange	(145)	251
Gross carrying amount [member] | Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	12,618	12,618
Cost at ending of year		12,618
Additions
Disposals	(12,618)
Transfer from indefinite life
Impact of foreign exchange
Gross carrying amount [member] | Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year		16,718
Cost at ending of year
Additions
Disposals		(16,718)
Transfer from indefinite life
Impact of foreign exchange
Gross carrying amount [member] | Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	21,778	25,499
Cost at ending of year	22,633	21,778
Additions		52
Disposals	(709)
Transfer from indefinite life
Impact of foreign exchange	1,564	(3,773)
Gross carrying amount [member] | Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	1,193	1,193
Cost at ending of year	1,193	1,193
Additions
Disposals
Transfer from indefinite life
Impact of foreign exchange
Gross carrying amount [member] | Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	59	59
Cost at ending of year	59	59
Additions
Disposals
Transfer from indefinite life
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(193,512)	(424,463)
Cost at ending of year	(490,498)	(193,512)
Amortization	(44,179)	(11,337)
Impairment	(7,093)
Disposals	13,327	240,382
Transfer from indefinite life	(258,877)
Impact of foreign exchange	(164)	1,906
Accumulated depreciation, amortisation and impairment [member] | Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year		(221,862)
Cost at ending of year
Amortization		(1,802)
Impairment
Disposals		223,664
Transfer from indefinite life
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Orbital slots [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year
Cost at ending of year	(299,188)
Amortization	(33,852)
Impairment	(7,093)
Disposals
Transfer from indefinite life	(258,877)
Impact of foreign exchange	634
Accumulated depreciation, amortisation and impairment [member] | Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(168,734)	(161,619)
Cost at ending of year	(175,487)	(168,734)
Amortization	(6,883)	(6,899)
Impairment
Disposals
Transfer from indefinite life
Impact of foreign exchange	130	(216)
Accumulated depreciation, amortisation and impairment [member] | Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(10,926)	(10,079)
Cost at ending of year		(10,926)
Amortization	(1,692)	(847)
Impairment
Disposals	12,618
Transfer from indefinite life
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year		(16,718)
Cost at ending of year
Amortization
Impairment
Disposals		16,718
Transfer from indefinite life
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(12,961)	(13,536)
Cost at ending of year	(14,690)	(12,961)
Amortization	(1,510)	(1,547)
Impairment
Disposals	709
Transfer from indefinite life
Impact of foreign exchange	(928)	2,122
Accumulated depreciation, amortisation and impairment [member] | Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(835)	(596)
Cost at ending of year	(1,074)	(835)
Amortization	(239)	(239)
Impairment
Disposals
Transfer from indefinite life
Impact of foreign exchange
Accumulated depreciation, amortisation and impairment [member] | Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(56)	(53)
Cost at ending of year	(59)	(56)
Amortization	(3)	(3)
Impairment
Disposals
Transfer from indefinite life
Impact of foreign exchange